3 Significant accounting policies (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies Details Narrative Abstract
Interest payment	R$ 549	R$ 116	R$ 24